Short-term and long-term borrowings - Repayments of principal amounts (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Short-term and long-term borrowings
2024	¥ 3,991
2025	3,780
2026	1,950
2027 and thereafter	2,238
Total	¥ 11,959